Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) MWh	Dec. 31, 2017 CAD ($) MWh
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 18)	$ 464	$ 463
Hydro
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 18)	259	259
Wind and Solar
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 18)	175	174
Energy Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 18)	$ 30	$ 30
Minimum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | MWh	5.83	22
Discount rate used to calculate goodwill impairment	5.30%	5.50%
Maximum
Disclosure of detailed information about intangible assets [line items]
Electricity prices | MWh	179	218
Discount rate used to calculate goodwill impairment	6.20%	6.00%